Securities - Pledged assets and Restricted cash and securities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Total assets	$ 416,064	$ 409,877	$ 405,560
Securities	136,627	126,395
Loans	71,570	66,879
Trading assets	13,981	10,058
Interest-bearing deposits with banks	9,612	12,139
Pledged assets permitted to be sold or repledged	300,000	212,000
Market value of securities received as collateral that have been sold or repledged	264,000	180,000
Cash segregated under federal or other regulations	1,000	3,000
Securities segregated under federal or other regulations	5,000	3,000
Asset Pledged as Collateral
Debt Securities, Available-for-sale [Line Items]
Total assets	138,000	134,000
Securities	117,000	116,000
Loans	15,000	13,000
Trading assets	5,000	4,000
Interest-bearing deposits with banks	1,000	1,000
Financial instruments, owned, at fair value	23,000	24,000
Asset Pledged as Collateral | Federal Reserve Discount Window Borrowings
Debt Securities, Available-for-sale [Line Items]
Total assets	88,000	93,000
Asset Pledged as Collateral | Federal Home Loan Bank Advances
Debt Securities, Available-for-sale [Line Items]
Total assets	$ 10,000	$ 9,000